Shareholders' Equity	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Shareholders' Equity
25	SHAREHOLDERS’ EQUITY
Common Stock
The changes in the number of issued shares of common stock and common stock held by the Company or its subsidiaries during the fiscal years ended March 31, 2022, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2022		2021		2020
	Outstanding	In treasury	Outstanding	In treasury	Outstanding	In treasury
At beginning of period	1,374,040,061	3,612,302	1,373,171,556	3,645,043	1,399,401,420	3,800,918
Net change	322,041	(69,981)	868,505	(32,741)	(26,229,864)	(155,875)

At end of period	1,374,362,102	3,542,321	1,374,040,061	3,612,302	1,373,171,556	3,645,043

The total number of authorized shares of common stock was 3,000 million at March 31, 2022 and 2021 with no stated value. All issued shares are fully paid. The details of the stock options and the restricted shares outstanding are described in Note 40 “Share-Based Payment.”
On May 15, 2019, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 32,000,000 shares of its common stock and (ii) an aggregate of ¥100 billion between May 16, 2019 and August 30, 2019. On August 9, 2019, the Company completed the repurchase, acquiring 26,502,400 shares of its common stock for ¥100 billion in aggregate. The Company cancelled all of the repurchased shares on September 20, 2019.
On November 12, 2021, the Company’s board of directors resolved to repurchase shares of its common stock and cancel all the repurchased shares. The resolution authorized the repurchase of up to the lesser of (i) an aggregate of 33,000,000 shares of its common stock and (ii) an aggregate of ¥100 billion between November 15, 2021 and November 11, 2022. The cancellation of the repurchased shares is scheduled on December 20, 2022.
Preferred Stock
The following table shows the number of shares of preferred stock at March 31, 2022 and 2021.

	At March 31, 2022		At March 31, 2021
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—
All the preferred stocks have no stated value. There was no movement in preferred stock during the fiscal years ended March 31, 2022, 2021 and 2020.
Capital stock, Capital surplus and Treasury stock
“Capital stock” represents share capital under the Companies Act of Japan (“Companies Act”) adjusted by the amount corresponding to the preferred stock which is accounted for as a liability under IFRS. Purchases of treasury stock are recognized at cost in “Treasury stock.” Any additional paid-in
capital, net gains or losses on the sales of treasury stock, and other changes in equity resulting from transactions with shareholders except for dividends are included in “Capital surplus.”

Restriction on the Payment of Dividends
The amount of the capital surplus and retained earnings of the Company that can be paid out as dividends is subject to restrictions under the Companies Act. These amounts are calculated based on the Company’s nonconsolidated statement of financial position prepared in accordance with Japanese GAAP. Therefore, the adjustments made to prepare the IFRS consolidated financial statements have no impact on the calculation. The total amount that the Company can pay out as a dividend was ¥2,199 billion at March 31, 2022.
Other than the restriction by the Companies Act, the Company is required to maintain a risk-weighted capital ratio as per the Banking Act of Japan (“Banking Act”). The detail of the restriction is described in Note 46 “Financial Risk Management.” Therefore, the Company would not be able to pay a dividend if the ratio were to fall below the minimum amount as a result of the payment of the dividends.
Since the Company is a holding company, its earnings rely mostly on dividend income from SMBC, and the Company’s other subsidiaries and associates. SMBC is subject to some restrictions on its dividend payment by the Companies Act and the Banking Act, similar to those applied to the Company’s.
Other Reserves
Remeasurements of defined benefit plans reserve
Remeasurements of the defined benefit plans reserve includes the accumulated actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions, and return on plan assets excluding interest income.
The movements of remeasurements of the defined benefit plans reserve for the fiscal years ended March 31, 2022, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
At beginning of period	¥214,411	¥(2,553)	¥72,425
Gains (losses) arising during the period, before tax	33,081	327,681	(88,950)
Income tax (expense) benefit for changes arising during the period	(10,027)	(100,427)	27,028
Amount attributable to non-controlling interests	31	26	(29)
Share of other comprehensive income (loss) of associates and joint ventures	911	1,096	(333)
Transfer from other reserves to retained earnings	(41,097)	(11,412)	(12,694)

At end of period	¥197,310	¥214,411	¥(2,553)

Financial instruments at fair value through other comprehensive income reserve
The financial instruments at fair value through other comprehensive income (“FVOCI”) reserve includes the accumulated gains and losses of debt instruments measured at FVOCI and equity instruments measured at FVOCI under IFRS 9. The accumulated gains and losses related to debt instruments measured at FVOCI are reclassified to profit or loss when the assets are derecognized or impaired. The accumulated gains and losses related to equity instruments measured at FVOCI are transferred to retained earnings when the assets are derecognized. In addition, when the decline in the fair value of an equity instrument measured at FVOCI is above the threshold to qualify for a tax deduction, the accumulated losses related to the equity instrument are transferred to retained earnings.
The movements of the financial instruments at FVOCI reserve for the fiscal years ended March 31, 2022, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
At beginning of period	¥2,106,255	¥1,500,013	¥1,730,607
Gains (losses) arising during the period, before tax	(410,631)	996,972	(178,166)
Income tax (expense) benefit for changes arising during the period	125,617	(304,515)	54,206
Reclassification adjustments for (gains) losses included in net profit, before tax	113,334	(79,711)	(96,624)
Income tax (expense) benefit for reclassification adjustments	(34,705)	24,409	29,590
Amount attributable to non-controlling interests	3	4	(2)
Share of other comprehensive income (loss) of associates and joint ventures	(1,746)	5,751	231
Transfer from other reserves to retained earnings	(89,905)	(36,668)	(39,829)

At end of period	¥1,808,222	¥2,106,255	¥1,500,013

Own credit on financial liabilities designated at fair value through profit or loss reserve
The own credit on financial liabilities designated at fair value through profit or loss (“FVPL”) reserve includes the accumulated gains and losses arising from changes in fair value that is attributable to changes in own credit risk of financial liabilities designated at FVPL.
The movements of own credit on financial liabilities designated at fair value through profit or loss reserve for the fiscal years ended March 31, 2022 and 2021 were as follows:

	For the fiscal year ended March 31,
	2022	2021

	(In millions)

At beginning of period	¥(3,455)	¥—
Gains (losses) arising during the period, before tax	5,729	(4,981)
Income tax (expense) benefit for changes arising during the period	(1,754)	1,526

At end of period	¥520	¥(3,455)

Exchange differences on translating foreign operations reserve
Exchange differences on translating foreign operations reserve includes foreign exchange differences arising from the translation of the net assets of foreign operations from their functional currencies to the Group’s presentation currency, Japanese yen.
The movements of exchange differences on translating the foreign operations reserve for the fiscal years ended March 31, 2022, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
At beginning of period	¥113,646	¥28,260	¥113,334
Gains (losses) arising during the period, before tax	404,292	86,842	(78,742)
Income tax (expense) benefit for changes arising during the period	(8,875)	(3,784)	2,288
Reclassification adjustments for (gains) losses included in net profit, before tax	192	446	204
Income tax (expense) benefit for reclassification adjustments	(59)	(137)	(62)
Amount attributable to non-controlling interests	(1,624)	(469)	2,741
Share of other comprehensive income (loss) of associates and joint ventures	32,670	2,488	(11,503)

At end of period	¥540,242	¥113,646	¥28,260